Condensed Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,000)	$ (777,935)	$ (68,604)
Adjustments to reconcile net loss to net cash used in operating activities:
Income on investments held in Trust Account		(112,127)	(11)
Changes in operating assets and liabilities:
Prepaid expenses and other assets		194,461	(332,633)
Due to affiliates		142,890	79,673
Accounts payable and accrued expenses	1,000	122,265
Franchise tax payable		20,642	60,750
Net cash used in operating activities		(409,804)	(260,825)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account		(2,276,860)	(75,000,000)
Net cash used in investing activities		(2,276,860)	(75,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of over-allotment option		2,276,860
Proceeds from Initial public offering			73,500,000
Proceeds from sale of private units to sponsor		45,540	3,475,000
Proceeds from issuance of common stock to Sponsor			25,000
Payment of offering costs		(45,538)	(538,219)
Net cash provided by financing activities		2,276,862	76,461,781
NET CHANGE IN CASH		(409,802)	1,200,956
CASH, BEGINNING OF PERIOD		1,200,956
CASH, END OF PERIOD		791,154	1,200,956
Supplemental disclosure on noncash activities:
Initial value of Class A common stock subject to possible redemption			75,000,000
Deferred underwriting commission payable		$ 79,690	2,625,000
Accretion for redeemable common stock to redemption value			$ 7,121,726